Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000248258 | Federal National Mortgage Association_313589AC7
Holdings [Line Items]
Percent of Total Investments	27.19%
C000248258 | U.S. Treasury Bill_912797MW4
Holdings [Line Items]
Percent of Total Investments	20.28%
C000248258 | U.S. Treasury Bill_912797LX3
Holdings [Line Items]
Percent of Total Investments	20.13%
C000248258 | U.S. Treasury Bill_912797LR6
Holdings [Line Items]
Percent of Total Investments	17.87%
C000248258 | Federal National Mortgage AssociationBB_313589AB9
Holdings [Line Items]
Percent of Total Investments	11.25%
C000248258 | Federal Farm Credit Discount Notes_313313AB4
Holdings [Line Items]
Percent of Total Investments	3.28%
C000248258 | Daily
Holdings [Line Items]
Percent of Total Investments	32.40%
C000248258 | Other
Holdings [Line Items]
Percent of Total Investments	20.10%
C000248258 | Weekly
Holdings [Line Items]
Percent of Total Investments	47.50%
C000243299 | Federal National Mortgage Association_313589AC7
Holdings [Line Items]
Percent of Total Investments	27.19%
C000243299 | U.S. Treasury Bill_912797MW4
Holdings [Line Items]
Percent of Total Investments	20.28%
C000243299 | U.S. Treasury Bill_912797LX3
Holdings [Line Items]
Percent of Total Investments	20.13%
C000243299 | U.S. Treasury Bill_912797LR6
Holdings [Line Items]
Percent of Total Investments	17.87%
C000243299 | Federal National Mortgage AssociationBB_313589AB9
Holdings [Line Items]
Percent of Total Investments	11.25%
C000243299 | Federal Farm Credit Discount Notes_313313AB4
Holdings [Line Items]
Percent of Total Investments	3.28%
C000243299 | Daily
Holdings [Line Items]
Percent of Total Investments	32.40%
C000243299 | Other
Holdings [Line Items]
Percent of Total Investments	20.10%
C000243299 | Weekly
Holdings [Line Items]
Percent of Total Investments	47.50%
C000248259 | Federal National Mortgage Association_313589AC7
Holdings [Line Items]
Percent of Total Investments	27.19%
C000248259 | U.S. Treasury Bill_912797MW4
Holdings [Line Items]
Percent of Total Investments	20.28%
C000248259 | U.S. Treasury Bill_912797LX3
Holdings [Line Items]
Percent of Total Investments	20.13%
C000248259 | U.S. Treasury Bill_912797LR6
Holdings [Line Items]
Percent of Total Investments	17.87%
C000248259 | Federal National Mortgage AssociationBB_313589AB9
Holdings [Line Items]
Percent of Total Investments	11.25%
C000248259 | Federal Farm Credit Discount Notes_313313AB4
Holdings [Line Items]
Percent of Total Investments	3.28%
C000248259 | Daily
Holdings [Line Items]
Percent of Total Investments	32.40%
C000248259 | Other
Holdings [Line Items]
Percent of Total Investments	20.10%
C000248259 | Weekly
Holdings [Line Items]
Percent of Total Investments	47.50%
C000243300 | Federal National Mortgage Association_313589AC7
Holdings [Line Items]
Percent of Total Investments	27.19%
C000243300 | U.S. Treasury Bill_912797MW4
Holdings [Line Items]
Percent of Total Investments	20.28%
C000243300 | U.S. Treasury Bill_912797LX3
Holdings [Line Items]
Percent of Total Investments	20.13%
C000243300 | U.S. Treasury Bill_912797LR6
Holdings [Line Items]
Percent of Total Investments	17.87%
C000243300 | Federal National Mortgage AssociationBB_313589AB9
Holdings [Line Items]
Percent of Total Investments	11.25%
C000243300 | Federal Farm Credit Discount Notes_313313AB4
Holdings [Line Items]
Percent of Total Investments	3.28%
C000243300 | Daily
Holdings [Line Items]
Percent of Total Investments	32.40%
C000243300 | Other
Holdings [Line Items]
Percent of Total Investments	20.10%
C000243300 | Weekly
Holdings [Line Items]
Percent of Total Investments	47.50%